UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 96.3%
	Shares	Value
CONSUMER DISCRETIONARY — 12.2%
Arctic Cat	316,000	$3,889,960
Ascena Retail Group*	930,594	6,867,784
Black Diamond*	221,943	1,007,621
Children’s Place	28,195	1,835,494
Crocs*	669,275	6,164,023
DSW, Cl A	318,700	7,651,987
Finish Line, Cl A	456,134	8,639,178
FTI Consulting*	292,012	9,896,286
Group 1 Automotive	122,847	6,590,742
Haverty Furniture	211,100	4,000,345
Hillenbrand	189,961	5,144,144
Malibu Boats, Cl A*	162,200	2,119,954
MDC Holdings	333,871	7,265,033
Orbotech*	396,260	8,269,946
Rush Enterprises, Cl A*	193,900	3,703,490
Tetra Tech	409,200	10,839,708
TRI Pointe Group*	546,200	5,756,948
Winnebago Industries	498,400	8,776,824

		108,419,467

CONSUMER STAPLES — 0.7%
Snyder’s-Lance	187,982	5,934,592

ENERGY — 1.8%
Bonanza Creek Energy*	1,339,205	3,816,734
Carrizo Oil & Gas*	155,405	4,216,138
Matrix Service*	362,092	6,865,264
SAExploration Holdings*	414,260	691,814

		15,589,950

FINANCIAL SERVICES — 30.3%
Ameris Bancorp	425,491	12,309,455
BNC Bancorp	62,414	1,449,253
Boston Private Financial Holdings	615,820	6,373,737
Brandywine Realty Trust†	796,548	10,219,711
Bryn Mawr Bank	370,239	9,711,369
Campus Crest Communities†	350,573	2,425,965
CatchMark Timber Trust, Cl A†	724,800	7,893,072
ConnectOne Bancorp	561,800	9,342,734
DuPont Fabros Technology†	295,589	9,804,687
Eagle Bancorp*	138,909	6,562,061
Empire State Realty Trust, Cl A†	412,900	6,833,495
Enterprise Financial Services	297,574	8,448,126
First Industrial Realty Trust†	484,000	9,965,560
First Merchants	260,443	5,953,727
FNB	741,941	8,940,389
Hanmi Financial	539,798	11,713,616
Hanover Insurance Group	61,323	4,997,211

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — (continued)
Healthcare Realty Trust†	274,829	$7,981,034
Heritage Financial	607,265	10,997,569
HomeStreet*	333,791	6,836,040
HomeTrust Bancshares*	442,656	8,189,136
Kite Realty Group Trust†	414,843	10,993,340
Navigators Group*	110,421	9,673,984
Parkway Properties†	336,151	4,527,954
Pebblebrook Hotel Trust†	320,427	7,824,827
QTS Realty Trust, Cl A†	164,900	7,618,380
Selective Insurance Group	158,003	4,947,074
South State	155,875	10,420,244
Southwest Bancorp	483,900	8,100,486
Sterling Bancorp	753,400	11,835,914
TriCo Bancshares	360,037	9,184,544
United Financial Bancorp	533,690	6,030,697
Yadkin Financial	476,800	11,080,832

		269,186,223

HEALTH CARE — 4.4%
Bio-Rad Laboratories, Cl A*	52,037	6,640,442
CONMED	188,470	6,962,082
Haemonetics*	270,865	8,570,168
Meridian Bioscience	141,307	2,720,160
Owens & Minor	197,398	6,839,841
WellCare Health Plans*	99,242	7,540,407

		39,273,100

INDUSTRIALS — 1.5%
CIRCOR International	163,300	5,795,517
Mueller Water Products, Cl A	950,900	7,806,889

		13,602,406

INDUSTRIALS — 10.7%
Alamo Group	186,318	9,880,444
Altra Industrial Motion	286,008	6,423,740
Essendant	252,013	7,525,108
Greif, Cl A	318,600	8,420,598
ICF International*	69,000	2,360,490
Knight Transportation	311,600	7,624,852
Knowles*	645,600	8,780,160
Lydall*	192,300	5,432,475
McDermott International*	2,873,495	7,930,846
MYR Group*	507,672	10,158,517
Orbital ATK	55,507	5,008,396
SP Plus*	415,644	9,331,208
Standex International	60,411	4,362,882
TAL International Group	133,185	1,502,327

		94,742,043

INFORMATION TECHNOLOGY — 2.7%
Acxiom*	371,000	6,937,700
Electro Scientific Industries*	940,763	5,682,209

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Perficient*	578,400	$11,018,520

		23,638,429

MATERIALS — 1.1%
Kaiser Aluminum	68,100	5,294,094
US Concrete*	97,800	4,447,944

		9,742,038

MATERIALS & PROCESSING — 7.8%
ABM Industries	260,321	7,817,440
Belden CDT	248,972	10,636,084
Brady, Cl A	383,834	8,613,235
Carpenter Technology	246,599	6,845,588
Haynes International	184,200	5,894,400
HB Fuller	173,862	6,471,144
Innophos Holdings	231,143	6,173,829
Materion	132,100	3,235,129
OMNOVA Solutions*	994,528	5,221,272
Rogers*	184,569	8,761,490

		69,669,611

PRODUCER DURABLES — 11.0%
Actuant, Cl A	451,643	10,514,249
Albany International, Cl A	239,815	8,134,525
CBIZ*	674,511	6,812,561
Compass Diversified Holdings (A)	611,655	9,370,555
ESCO Technologies	300,741	10,354,512
Granite Construction	215,730	8,333,650
Heartland Express	534,353	9,164,154
Kaman	224,446	8,941,929
Littelfuse	29,192	2,974,665
Marten Transport	330,956	5,553,442
Methode Electronics	310,479	8,091,082
Regal Beloit	105,356	5,922,061
Triumph Group	123,793	3,156,721

		97,324,106

TECHNOLOGY — 8.2%
Coherent*	134,915	10,424,882
Fabrinet*	221,378	5,514,526
FormFactor*	1,002,752	8,332,869
GSI Group*	635,883	7,859,514
Harmonic*	469,019	1,547,763
Integrated Device Technology*	438,059	11,161,744
IXYS	811,900	9,685,967
ON Semiconductor*	290,634	2,487,827
Plantronics	168,363	7,547,713
Plexus*	223,911	7,825,689

		72,388,494

UTILITIES — 3.9%
IDACORP	161,047	11,207,261

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — (continued)
Laclede Group	198,675	$12,703,279
NorthWestern	197,075	11,004,668

		34,915,208

TOTAL COMMON STOCK
(Cost $821,633,497)		854,425,667

SHORT-TERM INVESTMENT — 3.1%
Dreyfus Treasury Prime Cash Management, Cl A 0.110%, (B) (Cost $27,143,191)	27,143,191	27,143,191

TOTAL INVESTMENTS — 99.4% (Cost $848,776,688)‡		$881,568,858

Percentages are based on Net Assets of $886,944,385.
*	Non-income producing security.
†	Real Estate Investment Trust.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2016 was $ 9,370,555 or 1.1% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of January 31, 2016.
‡	At January 31, 2016, the tax basis cost of the Portfolio’s investments was $848,776,688, and the unrealized appreciation and depreciation were $140,561,653 and $(107,769,483), respectively

Cl — Class

As of January 31, 2016, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016